Expenses (Tables)	12 Months Ended
Mar. 31, 2022
Expenses [Abstract]
Schedule of expenses consist
	For the year ended March 31, 2022	For the year ended March 31, 2021
	(US$)	(US$)
Cost of revenue	$17,722	$924,934
Amortization of intangible assets	11,894,518	11,931,668
Depreciation	—	240,164
Legal and professional expenses	832,319	392,954
Staffing expense	310,894	446,022
Other operating expenses	2,036,314	584,734
Total expenses	$15,091,767	$14,520,476

Schedule of cost of revenue consists
	For the year ended March 31, 2022	For the year ended March 31, 2021
	(In USD)	(In USD)
Cost of revenue consists of :
Cost of materials consumed	17,722	147,309
Broadcaster/Subscription Fees	—	658,840
Lease Line charges	—	118,785
	17,722	924,934

Scheule of expenses consist of legal and professional fees consist
	For the year ended March 31, 2022 (US$)	For the period ended 31 March 2021 (US$)
Legal and professional expenses consist of :
Audit fees	$331,633	$10,382
Tax consulting and IFRS and other accounting fees	—	101,155
Legal and professional fees	493,219	273,719
Others	7,467	7,698
Total expenses	$832,319	$392,954

Schedule of staffing expenses consists
Salaries, wages and bonus	$310,894	$411,150
Director remuneration	—	32,357
EPF, ESIC and Labour welfare fund	—	2,515
Total expenses	$310,894	$446,022

Schedule of other operating expenses
	For the year ended March 31, 2022 (US$)	For the year ended March 31, 2021 (US$)
Electricity charges	—	46,755
Software running expenses	—	28,137
Repair & Maintainence expenses	—	69,163
Business Support service	—	12,134
Operating lease rentals	339	26,604
Regulatory expenses	—	14,019
Conveyance & Traveling expenses	13,819	8,370
Copy right charges	—	8,151
Security charges	—	3,193
Commission charges	16,340	74,324
Bad debts written off	—	61,385
CSR expenses	112,287	98,819
Share warrant expenses	1,562,911	—
Loss on disposal of a subsidiary (refer note 24)	225,098	—
Other operating expenses	105,520	134,220
Total other expenses	$2,036,314	$584,734